Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon revenue and EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense, net (other than Relocation Services interest for secured assets and obligations) and income taxes, each of which is presented in the Company’s Condensed Consolidated Statements of Operations. The Company’s presentation of EBITDA may not be comparable to similar measures used by other companies.

	Revenues (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$170	$160	$299	$278
Company Owned Real Estate Brokerage Services	994	884	1,611	1,471
Relocation Services	109	110	197	197
Title and Settlement Services	106	90	194	173
Corporate and Other (c)	(70)	(65)	(117)	(109)
Total Company	$1,309	$1,179	$2,184	$2,010

(a)
Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

	EBITDA (a) (b)
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Real Estate Franchise Services	$99	$97	$160	$159
Company Owned Real Estate Brokerage Services	78	48	61	11
Relocation Services	30	32	34	42
Title and Settlement Services	14	12	16	14
Corporate and Other	(18)	(2)	(38)	(50)
Total Company	$203	$187	$233	$176
Less:
Depreciation and amortization	44	47	89	93
Interest expense, net	176	161	346	340
Income tax expense	8	1	15	2
Net loss attributable to Holdings	$(25)	$(22)	$(217)	$(259)

(a)
Includes $2 million of restructuring costs for the three months ended June 30, 2012, compared to $3 million of restructuring costs, offset by a net benefit of $12 million of former parent legacy items for the three months ended June 30, 2011.

(b)
Includes $5 million of restructuring costs and a $6 million loss on the early extinguishment of debt, partially offset by a net benefit of $3 million of former parent legacy items for the six months ended June 30, 2012, compared to $5 million of restructuring costs and a $36 million loss on the early extinguishment of debt, partially offset by a net benefit of $14 million of former parent legacy items for the six months ended June 30, 2011.

SEGMENT INFORMATION
The reportable segments presented below represent the Company’s operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker to assess performance and to allocate resources. In identifying its reportable segments, the Company also considers the nature of services provided by its operating segments. Management evaluates the operating results of each of its reportable segments based upon revenue and EBITDA, which is defined as net income (loss) before depreciation and amortization, interest (income) expense, net (other than Relocation Services interest for secured assets and obligations) and income taxes, each of which is presented in the Company’s Consolidated Statements of Operations. The Company’s presentation of EBITDA may not be comparable to similar measures used by other companies.

	Revenues (a) (b)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$557	$560	$538
Company Owned Real Estate Brokerage Services	2,970	3,016	2,959
Relocation Services	423	405	320
Title and Settlement Services	359	325	328
Corporate and Other (c)	(216)	(216)	(213)
Total Company	$4,093	$4,090	$3,932
_______________

(a)
Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.

(b)
Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.

(c)	Includes the elimination of transactions between segments.

	EBITDA (a) (b) (c)
	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$320	$352	$323
Company Owned Real Estate Brokerage Services	56	80	6
Relocation Services	115	109	122
Title and Settlement Services	29	25	20
Corporate and Other (c)	(77)	269	(6)
Total Company	$443	$835	$465
______________

(a)
Includes $11 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $15 million of former parent legacy items for the year ended December 31, 2011. Includes $21 million of restructuring costs and $1 million of merger costs, offset by a net benefit of $323 million of former parent legacy items primarily as a result of tax and other liability adjustments for the year ended December 31, 2010. Includes $70 million of restructuring costs and $1 million of merger costs offset by a benefit of $34 million of former parent legacy items (comprised of a benefit of $55 million recorded at Cartus related to WEX partially offset by $21 million of expenses recorded at Corporate) for the year ended December 31, 2009.

(b)	2011 EBITDA includes a loss on the early extinguishment of debt of $36 million and 2009 EBITDA includes a gain on the early extinguishment of debt of $75 million.

(c)	Includes the elimination of transactions between segments.
Provided below is a reconciliation of EBITDA to Net loss attributable to Holdings:

	For the Year Ended December 31,
	2011	2010	2009
EBITDA	$443	$835	$465
Less:
Depreciation and amortization	186	197	194
Interest expense/(income), net	666	604	583
Income (loss) before income taxes	(409)	34	(312)
Income tax expense (benefit)	32	133	(50)
Net loss attributable to Holdings	$(441)	$(99)	$(262)

Depreciation and Amortization

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$77	$78	$78
Company Owned Real Estate Brokerage Services	41	44	56
Relocation Services	47	50	34
Title and Settlement Services	12	17	18
Corporate and Other	9	8	8
Total Company	$186	$197	$194

Segment Assets

	As of December 31,
	2011	2010
Real Estate Franchise Services	$4,730	$4,802
Company Owned Real Estate Brokerage Services	840	874
Relocation Services	1,369	1,404
Title and Settlement Services	290	277
Corporate and Other	121	212
Total Company	$7,350	$7,569

Capital Expenditures

	For the Year Ended December 31,
	2011	2010	2009
Real Estate Franchise Services	$7	$6	$6
Company Owned Real Estate Brokerage Services	22	22	17
Relocation Services	7	8	7
Title and Settlement Services	8	6	6
Corporate and Other	5	7	4
Total Company	$49	$49	$40

The geographic segment information provided below is classified based on the geographic location of the Company’s subsidiaries.

	United States	All Other Countries	Total
On or for the year ended December 31, 2011
Net revenues	$3,968	$125	$4,093
Total assets	7,246	104	7,350
Net property and equipment	164	1	165
On or for the year ended December 31, 2010
Net revenues	$3,990	$100	$4,090
Total assets	7,463	106	7,569
Net property and equipment	185	1	186
On or for the year ended December 31, 2009
Net revenues	$3,838	$94	$3,932
Total assets	7,518	63	7,581
Net property and equipment	210	1	211